NET LOSS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Schedule of Calculation of Numerator and Denominator in Loss Per Share [Line Items]
Number of ordinary shares represented by one share of ADS	100	100	100
Numerator:
Net loss | $	$ (2,051,182)	$ (10,727,642)	$ (34,427,734)
Ordinary shares
Denominator:
Weighted-average shares outstanding for basic calculation	4,767,742,804	4,746,324,022	4,728,185,434
Weighted-average shares outstanding for diluted calculation	4,767,742,804	4,746,324,022	4,728,185,434
Loss per share-basic and diluted
Net loss per share - basic and diluted | $ / shares	$ 0.00	$ 0.00	$ (0.01)
ADS
Denominator:
Weighted-average shares outstanding for basic calculation	47,677,428	47,463,240	47,281,854
Weighted-average shares outstanding for diluted calculation	47,677,428	47,463,240	47,281,854
Loss per share-basic and diluted
Net loss per share - basic and diluted | $ / shares	$ (0.04)	$ (0.23)	$ (0.73)